FAIR VALUE MEASUREMENTS - Assets and liabilities that are measured or disclosed at fair value on a recurring basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	$ 872,158	$ 209,035
Long-term investments measured at fair value	129,876	93,449
Warrants liability (note 12)		0
Changes in fair value of trading securities	128,031	(21,285)	$ (4,727)
Recurring
FAIR VALUE MEASUREMENTS
Cash equivalents	194,819	4,488
Short-term investments measured at fair value	872,158	209,035
Long-term investments measured at fair value	357,808	114,966
Total assets in fair value	1,424,785	328,489
Recurring | Commercial paper
FAIR VALUE MEASUREMENTS
Cash equivalents	3,990	4,488
Short-term investments measured at fair value		7,593
Recurring | Treasury bill
FAIR VALUE MEASUREMENTS
Cash equivalents	6,973
Recurring | Corporate bonds
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	172,595	49,773
Long-term investments measured at fair value	40,792	37,655
Recurring | Money market funds
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	183,856
Recurring | Asset backed securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	5,352	330
Long-term investments measured at fair value	49,762	6,074
Recurring | Treasury bill
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	33,777	5,928
Recurring | U.S. treasury securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	13,345	1,948
Long-term investments measured at fair value	20,949	6,047
Recurring | Sovereign government security
FAIR VALUE MEASUREMENTS
Long-term investments measured at fair value	2,462
Recurring | Yankee bonds
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	7,006	2,009
Long-term investments measured at fair value		3,580
Recurring | Wealth management products
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	47,536	82,930
Long-term investments measured at fair value	5,014	5,017
Recurring | Marketable debt securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	279,611	150,511
Long-term investments measured at fair value	118,979	58,373
Recurring | Convertible debt
FAIR VALUE MEASUREMENTS
Long-term investments measured at fair value	10,897
Recurring | Debt investments in investees' preferred shares
FAIR VALUE MEASUREMENTS
Long-term investments measured at fair value		35,076
Recurring | Equity investment with readily determinable fair values
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	15,748	23,988
Recurring | Restricted stocks
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	138,807
Recurring | Equity Securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	154,555	23,988
Recurring | Term deposits and certificate of deposits
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	437,992	34,536
Long-term investments measured at fair value	227,932	21,517
Recurring | Level 1
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	29,093	25,936
Long-term investments measured at fair value	23,411	6,047
Total assets in fair value	52,504	31,983
Equity securities, FV-NI, additions		4,300
Recurring | Level 1 | U.S. treasury securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	13,345	1,948
Long-term investments measured at fair value	20,949	6,047
Recurring | Level 1 | Sovereign government security
FAIR VALUE MEASUREMENTS
Long-term investments measured at fair value	2,462
Recurring | Level 1 | Marketable debt securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	13,345	1,948
Long-term investments measured at fair value	23,411	6,047
Recurring | Level 1 | Equity investment with readily determinable fair values
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	15,748	23,988
Equity securities, FV-NI, reclassified from long-term investments	138,800	19,700
Changes in fair value of trading securities	128,000	(21,300)
Recurring | Level 1 | Equity investment one
FAIR VALUE MEASUREMENTS
Equity securities, FV-NI, additions	2,900
Recurring | Level 1 | Equity investment two
FAIR VALUE MEASUREMENTS
Equity securities, FV-NI, additions	12,900
Recurring | Level 1 | Equity Securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	15,748	23,988
Recurring | Level 2
FAIR VALUE MEASUREMENTS
Cash equivalents	194,819	4,488
Short-term investments measured at fair value	704,258	183,099
Long-term investments measured at fair value	323,500	73,843
Total assets in fair value	1,222,577	261,430
Recurring | Level 2 | Commercial paper
FAIR VALUE MEASUREMENTS
Cash equivalents	3,990	4,488
Short-term investments measured at fair value		7,593
Recurring | Level 2 | Treasury bill
FAIR VALUE MEASUREMENTS
Cash equivalents	6,973
Recurring | Level 2 | Corporate bonds
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	172,595	49,773
Long-term investments measured at fair value	40,792	37,655
Recurring | Level 2 | Money market funds
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	183,856
Recurring | Level 2 | Asset backed securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	5,352	330
Long-term investments measured at fair value	49,762	6,074
Recurring | Level 2 | Treasury bill
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	33,777	5,928
Recurring | Level 2 | Yankee bonds
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	7,006	2,009
Long-term investments measured at fair value		3,580
Recurring | Level 2 | Wealth management products
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	47,536	82,930
Long-term investments measured at fair value	5,014	5,017
Recurring | Level 2 | Marketable debt securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	266,266	148,563
Long-term investments measured at fair value	95,568	52,326
Recurring | Level 2 | Term deposits and certificate of deposits
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	437,992	34,536
Long-term investments measured at fair value	227,932	21,517
Recurring | Level 3
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	138,807
Long-term investments measured at fair value	10,897	35,076
Total assets in fair value	149,704	35,076
Recurring | Level 3 | Convertible debt
FAIR VALUE MEASUREMENTS
Long-term investments measured at fair value	10,897
Recurring | Level 3 | Debt investments in investees' preferred shares
FAIR VALUE MEASUREMENTS
Long-term investments measured at fair value		$ 35,076
Recurring | Level 3 | Restricted stocks
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	138,807
Recurring | Level 3 | Equity Securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value	$ 138,807